UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31,
Date of reporting period: June 30, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA MUNICIPAL
MONEY MARKET FUND

FORM N-Q
JUNE 30, 2008

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited)		June 30, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 104.1%
Education — 12.3%
	ABAG Finance Authority for Nonprofit Corp., CA:
$ 8,835,000	Brandeis Hillel Day School, LOC-Allied Irish Bank PLC, 1.500%, 7/3/08 (a)	$8,835,000
11,865,000	Francis Parker School Project, LOC-Bank of New York, 1.500%, 7/3/08 (a)	11,865,000
11,285,000	Head Royce School, LOC-Bank of America N.A., 1.500%, 7/3/08 (a)	11,285,000
	Revenue:
13,800,000	Katherine Delmar Burke School, LOC-Allied Irish Banks PLC,
	1.500%, 7/3/08 (a)	13,800,000
19,500,000	La Jolla Country Day School, LOC-Allied Irish Bank PLC, 1.500%,
	7/3/08 (a)	19,500,000
20,415,000	Marin Country Day School, LOC-U.S. Bank N.A., 1.500%, 7/3/08 (a)	20,415,000
2,550,000	Saint Anthony Foundation, LOC-Bank of America, 1.500%, 7/3/08 (a)	2,550,000
5,050,000	Santa Cruz Montessori School, LOC-Comerica Bank LOC, 1.500%,
	7/3/08 (a)	5,050,000
19,140,000	Valley Christian Schools, LOC-Bank of America N.A., 1.280%, 7/3/08 (a)	19,140,000
	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital
	Improvement Financing Projects:
8,065,000	LOC-Bank of Nova Scotia, 1.350%, 7/3/08 (a)	8,065,000
5,125,000	LOC-Scotiabank, 1.350%, 7/3/08 (a)	5,125,000
	California EFA, TECP:
14,750,000	1.300% due 7/1/08	14,750,000
6,250,000	1.520% due 8/27/08	6,250,000
	California EFA Revenue:
	Refunding, Stanford University, TECP:
8,200,000	1.150%, 7/2/08 (a)(b)	8,200,000
4,600,000	1.150%, 7/2/08 (a)	4,600,000
	Stanford University, TECP:
9,200,000	1.300%, 7/1/08 (a)	9,200,000
5,075,000	1.150%, 7/2/08 (a)(b)	5,075,000
100,000	University of San Francisco, LOC-Bank of America N.A., 1.350%,
	7/2/08 (a)	100,000
	California Infrastructure & Economic Development Bank Revenue:
3,700,000	Los Angeles County Museum, LOC-Allied Irish Bank PLC, 1.450%,
	7/1/08 (a)	3,700,000
5,800,000	St. Margarets Episcopal School, LOC-Allied Irish Bank PLC, 1.500%,
	7/3/08 (a)	5,800,000
	California MFA Revenue:
6,700,000	St. Andrews Parish, LOC-Allied Irish Bank PLC, 1.500%, 7/3/08 (a)	6,700,000
5,000,000	Trinity School, LOC-Comerica Bank, 1.500%, 7/3/08 (a)	5,000,000
8,070,000	Vacaville Christian Schools, LOC-Allied Irish Bank PLC, 1.330%, 7/3/08 (a)	8,070,000
2,195,000	California School Facilities Financing Corp., COP, Capital Improvement
	Financing Projects, LOC-Allied Irish Banks PLC, 1.350%, 7/2/08 (a)	2,195,000
	California State University, TECP:
20,453,000	1.470% due 9/2/08	20,453,000
3,850,000	1.450% due 9/8/08	3,850,000
	California Statewide CDA:
	Revenue:
20,000,000	Azusa Pacific University Project, LOC-Allied Irish Bank PLC,
	1.520%, 7/3/08 (a)	20,000,000
20,250,000	Concordia University Project, LOC-U.S. Bank, 2.100%, 7/1/08 (a)	20,250,000
15,000,000	St. Mary & All Angels School, LOC-Allied Irish Bank PLC, 1.350%,
	7/3/08 (a)	15,000,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)		June 30, 2008

Face
Amount	Security	Value
Education — 12.3% (continued)
$ 955,000	Tiger Woods Learning Foundation, LOC-Bank of America N.A.,
	1.200%, 7/3/08 (a)	$955,000
2,000,000	Touro University Project, LOC-JPMorgan Chase, 1.450%, 7/3/08 (a)	2,000,000
1,665,000	University Retirement Community Project, LOC-Bank of America
	N.A., 1.500%, 7/1/08 (a)	1,665,000
8,050,000	Webb Schools, LOC-Bank of New York, 1.500%, 7/3/08 (a)	8,050,000
7,485,000	Coachella Valley, CA, USD, COP, 2006 School Financing Project, FSA,
	SPA-Dexia Credit Local, 1.530%, 7/3/08 (a)	7,485,000
	Corona-Norca, CA, USD, COP, FSA, SPA-Dexia Credit Local:
11,700,000	1.700%, 7/3/08 (a)	11,700,000
5,400,000	1.800%, 7/3/08 (a)	5,400,000
	Grant, CA, Joint Union High School District, COP:
5,115,000	Bridge Funding Program, FSA, SPA-Dexia Credit Local, 1.800%, 7/3/08 (a)	5,115,000
	School Facility Bridge Funding Program, FSA, SPA-Dexia Credit Local:
18,500,000	1.700%, 7/3/08 (a)	18,500,000
6,150,000	1.800%, 7/3/08 (a)	6,150,000
	Los Angeles, CA, COP:
6,800,000	Laurence School, LOC-Allied Irish Banks PLC, 1.500%, 7/3/08 (a)	6,800,000
8,385,000	Loyola High School, LOC-Allied Irish Bank PLC, 1.500%, 7/3/08 (a)	8,385,000
1,100,000	Windward School, LOC-Allied Irish Banks PLC, 1.500%, 7/3/08 (a)	1,100,000
2,440,000	Murrieta Valley, CA, UFD, COP, School Facility Bridge Project, FSA, SPA-
	Dexia Credit Local, 1.800%, 7/3/08 (a)	2,440,000
3,070,000	Paramount, CA, USD, School Facility Bridge Funding Program, FSA, SPA-
	Wachovia Bank, 1.800%, 7/3/08 (a)	3,070,000
	Perris, CA:
3,600,000	School District COP, School Facility Bridge Project, FSA, SPA-Dexia
	Credit Local, 1.800%, 7/3/08 (a)	3,600,000
8,475,000	Union High School District COP, School Financing Project, FSA, SPA-
	Dexia Credit Local, 1.800%, 7/3/08 (a)	8,475,000
4,950,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G Mendez
	University Systems Project, LOC-Banco Santander PR, 1.650%, 7/2/08 (a)	4,950,000
	Regents of University of California, TECP:
15,600,000	1.850% due 7/8/08	15,600,000
17,500,000	1.850% due 7/10/08	17,500,000
1,000,000	Riverside, CA, USD, COP, School Facility Bridge Funding Program, FSA,
	SPA-Wachovia Bank, 1.800%, 7/3/08 (a)	1,000,000
11,600,000	Sacramento, CA, USD, COP, FSA, SPA-Dexia Credit Local, 1.280%, 7/3/08 (a)	11,600,000
8,000,000	San Diego County & School District, Note Participations, TRAN, 3.500% due
	7/1/08	8,151,520
925,000	San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank,
	1.310%, 7/3/08 (a)	925,000
	San Jacinto, CA, USD, COP, School Facility Bridge Funding Project, FSA:
4,700,000	SPA-First Union National Bank, 1.800%, 7/3/08 (a)	4,700,000
8,650,000	SPA-Dexia Credit Local, 1.800%, 7/3/08 (a)	8,650,000
3,100,000	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 1.280%, 7/2/08 (a)	3,100,000
14,000,000	University of California Board of Regents, TECP, 1.630% due 10/1/08	14,000,000
27,500,000	Virginia Commonwealth University Health System Authority Revenue,
	AMBAC, LOC-Wachovia Bank N.A., 2.100%, 7/1/08 (a)	27,500,000
2,200,000	William S. Hart Unified High School District, COP, School Facility Bridge
	Funding Program, FSA, SPA-First Union National Bank, 1.800%, 7/3/08 (a)	2,200,000
	Total Education	505,589,520

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)		June 30, 2008

Face
Amount	Security	Value
Finance — 5.3%
$ 128,000,000	California Communities Note Program, Note Participations, TRAN, 3.000%
	due 6/30/09	$129,712,228
8,230,000	California MFA Revenue, Notre Dame High School, LOC-Comerica Bank,
	1.500%, 7/3/08 (a)	8,230,000
	California State Economic Recovery Bonds:
21,965,000	FSA, SPA-Dexia Credit Local, 1.250%, 7/2/08 (a)	21,965,000
11,900,000	SPA-Bank of America N.A., 2.440%, 7/1/08 (a)	11,900,000
9,345,000	SPA-Landesbank Baden-Wurttemberg, 2.850%, 7/1/08 (a)	9,345,000
10,000,000	Los Angeles County, CA, Capital Asset Lease Corp., TECP, 1.350% due
	7/7/08	10,000,000
11,185,000	Oakland, CA, Joint Powers Financing Authority Revenue, 4.000% due 1/1/09	11,326,530
15,200,000	San Mateo County, CA, Joint Powers Financing Authority Lease Revenue,
	Public Safety Project, LOC-Depfa Bank PLC, 1.360%, 7/3/08 (a)	15,200,000
	Total Finance	217,678,758
General Obligation — 11.5%
1,400,000	California State Economic Recovery, GO, SPA-Bank of America N.A.,
	2.160%, 7/1/08 (a)	1,400,000
	California State, GO:
	Kindergarten University, LOC-Citibank N.A., State Street Bank & Trust
	Co., National Australia Bank:
27,400,000	1.450%, 7/1/08 (a)	27,400,000
11,350,000	1.700%, 7/1/08 (a)	11,350,000
	LOC-Bank of America:
3,030,000	1.320%, 7/2/08 (a)	3,030,000
3,000,000	Bank of Nova Scotia, Landesbank Hessen-Thuringen, 1.500%,
	7/3/08 (a)	3,000,000
10,600,000	LOC-Calyon Bank, 1.500%, 7/2/08 (a)	10,600,000
8,600,000	LOC-Fortis Bank SA, 1.500%, 7/2/08 (a)	8,600,000
1,000,000	LOC-JPMorgan Chase, 1.300%, 7/2/08 (a)	1,000,000
	LOC-Landesbank Hessen-Thuringen:
3,700,000	1.700%, 7/1/08 (a)	3,700,000
5,600,000	Bank of America and Bank of Nova Scotia, 1.320%, 7/3/08 (a)	5,600,000
11,600,000	Bank of America, Bank of Nova Scotia, 1.300%, 7/3/08 (a)	11,600,000
30,180,000	LOC-Societe Generale, 1.050%, 7/2/08 (a)	30,180,000
3,800,000	Subordinated, LOC-KBC Bank, 1.700%, 7/1/08 (a)	3,800,000
	Commonwealth of Puerto Rico:
	GO, Refunding, Public Improvements:
59,500,000	FSA, LOC-JP Morgan Chase, 1.570%, 7/3/08 (a)	59,500,000
	FSA, SPA-Dexia Credit Local:
42,900,000	1.800%, 7/1/08 (a)	42,900,000
40,400,000	1.800%, 7/1/08 (a)	40,400,000
13,000,000	TRAN, LOC-Bank of Nova Scotia, et al, 4.250% due 7/30/08	13,008,580
20,000,000	Contra Costa County, CA, TRAN, 4.000% due 12/5/08	20,060,522
1,000,000	Irvine Ranch California Water District, GO, Consolidated Improvement
	District, LOC-Landesbank Baden-Wurttemberg, 2.440%, 7/1/08 (a)	1,000,000
	Irvine Ranch, CA, Water District, GO:
57,900,000	LOC-Landesbank Baden-Wurttemberg, 2.850%, 7/1/08 (a)	57,900,000
11,800,000	LOC-Landesbank Baden-Wurttemberg, 2.850%, 7/1/08 (a)	11,800,000
33,375,000	Puerto Rico Commonwealth, GO, Public Improvement, LOC-Wachovia Bank
	N.A., 1.800%, 7/1/08 (a)	33,375,000
25,000,000	Sacramento County, CA, GO, TRAN, 4.500% due 7/9/08	25,004,371
6,525,000	Sweetwater, CA, Union High School District, GO, Election of 2006, FSA,
	5.500% due 8/1/08	6,543,969

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)		June 30, 2008

Face
Amount	Security	Value
General Obligation — 11.5% (continued)
$ 40,000,000	Ventura County, CA, GO, TRAN, 4.500% due 7/1/08	$40,000,000
	Total General Obligation	472,752,442
Hospitals — 10.2%
	California Health Facilities Finance Authority, TECP:
30,000,000	1.630% due 10/1/08	30,000,000
24,000,000	1.530% due 10/2/08	24,000,000
15,000,000	1.500% due 10/7/08	15,000,000
29,000,000	1.580% due 11/6/08	29,000,000
5,000,000	Health Facility, Catholic Healthcare, LOC-Bank of America, N.A.,
	1.280%, 7/2/08 (a)	5,000,000
	Revenue:
32,000,000	Stanford Hospital, 1.450%, 7/2/08 (a)	32,000,000
15,000,000	Stanford Hospital & Clinics, 1.800% due 6/15/09	15,000,000
2,500,000	Sisters of Charity Health Systems, 1.280%, 7/2/08 (a)	2,500,000
	California Statewide CDA Revenue:
9,300,000	John Muir Health, LOC-UBS AG, 1.600%, 7/1/08 (a)	9,300,000
10,000,000	John Muir Health, LOC-Wells Fargo Bank, 1.900%, 7/1/08 (a)	10,000,000
52,675,000	St. Joseph Health System, 1.250%, 7/3/08 (a)	52,675,000
19,245,000	University Retirement Community, Radian, LOC-Bank of America N.A.,
	1.500%, 7/1/08 (a)	19,245,000
8,700,000	California Statewide CDA,, Motion Picture & TV Fund, LOC-BNP Paribas,
	1.250%, 7/3/08 (a)	8,700,000
10,375,000	Delano, CA, COP, Delano Regional Medical Center, LOC-Comerica Bank,
	1.550%, 7/3/08 (a)	10,375,000
95,360,000	Fresno, CA, Revenue, Trinity Health Credit, SPA-Landesbank Hessen-
	Thuringen, 1.400%, 7/3/08 (a)	95,360,000
7,400,000	Loma Linda, CA, Hospital Revenue, Loma Linda University Medical, LOC-
	Bank of America N.A., 1.200%, 7/3/08 (a)	7,400,000
	Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor
	Project:
13,425,000	LOC-Bank of America N.A., 1.700%, 7/1/08 (a)	13,425,000
41,300,000	Radian, LOC-JPMorgan Chase, 1.750%, 7/1/08 (a)	41,300,000
	Total Hospitals	420,280,000
Housing: Multi-Family — 14.8%
	ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
9,920,000	Housing Acton Courtyard Apartments, LOC-Wells Fargo Bank N.A.,
	1.520%, 7/3/08 (a)(c)	9,920,000
7,720,000	Housing Bachenheimer Building Project, LIQ-Fannie Mae, 1.520%,
	7/3/08 (a)(c)	7,720,000
4,710,000	Housing Darling Florist Building, LIQ-Fannie Mae, 1.520%, 7/3/08 (a)(c)	4,710,000
3,265,000	Refunding, Housing Berkeleyan Project, LIQ-Fannie Mae, 1.520%,
	7/3/08 (a)(c)	3,265,000
1,300,000	Anaheim, CA, MFH Revenue, Cobblestone Apartments, FNMA-
	Collateralized, 1.530%, 7/3/08 (a)(c)	1,300,000
7,060,000	California Housing Finance Agency Revenue, MFH III, SPA-FNMA,
	1.470%, 7/2/08 (a)(c)	7,060,000
	California Statewide CDA, TECP:
14,000,000	1.480% due 8/4/08	14,000,000
10,000,000	1.280% due 8/7/08	10,000,000
6,000,000	1.500% due 10/7/08	6,000,000
7,000,000	1.580% due 11/6/08	7,000,000
	MFH Revenue:
12,000,000	Imperial Park Apartments, FHLMC, 1.500%, 7/2/08 (a)(c)	12,000,000
30,650,000	Westgate Pasadena Apartments, LOC-Bank of America N.A.,
	1.650%, 7/3/08 (a)(c)	30,650,000
	Multifamily Revenue:

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)		June 30, 2008

Face
Amount	Security	Value
Housing: Multi-Family — 14.8% (continued)
$ 3,000,000	Coventry Place Apartments, LIQ-FNMA, 1.800%, 7/3/08 (a)(c)	$3,000,000
10,040,000	Housing, Martin Luther Tower, FNMA, 1.530%, 7/3/08 (a)(c)	10,040,000
	Revenue:
10,205,000	Canyon Springs Apartments KK, LIQ-Fannie Mae, 1.800%, 7/3/08 (a)(c)	10,205,000
32,000,000	LOC-Wells Fargo Bank N.A., 1.530%, 7/2/08 (a)(c)	32,000,000
	California Statewide CDA, MFH Revenue:
9,505,000	Arbor Ridge Apartments, FHLMC, LIQ-FHLMC, 1.650%, 7/3/08 (a)(c)	9,505,000
3,415,000	Breezewood Apartments, FNMA, LIQ-FNMA, 1.530%, 7/3/08 (a)(c)	3,415,000
7,550,000	Campus Pointe Apartments, FNMA, LIQ-FNMA, 1.600%, 7/3/08 (a)(c)	7,550,000
8,200,000	David Avenue Apartments, FHLMC, LIQ-FHLMC, 1.500%, 7/2/08 (a)(c)	8,200,000
7,605,000	Harmony Court Apartments, FNMA, LIQ-FNMA, 1.530%, 7/3/08 (a)(c)	7,605,000
7,009,000	Parkside Terrace, FHLMC, LIQ-FHLMC, 1.600%, 7/7/08 (a)(c)	7,009,000
2,700,000	Seasons at Lakewood, FNMA, LIQ-FNMA, 1.530%, 7/3/08 (a)(c)	2,700,000
	California Statewide CDA, Multi-Family Revenue:
10,400,000	Avian Glen Apartments Project, LOC-Citibank N.A., 1.530%, 7/3/08 (a)(c)	10,400,000
3,600,000	Bay Vista Meadow Park LP, LIQ-FNMA, 1.530%, 7/3/08 (a)(c)	3,600,000
3,550,000	Phoenix Terrace Apartments, FNMA, LIQ-FNMA, 1.550%, 7/3/08 (a)(b)(c)	3,550,000
14,000,000	Sharp & Flats Apartments, FNMA, LIQ-FNMA, 1.530%, 7/3/08 (a)(c)	14,000,000
5,440,000	Stoneridge Elk Grove, LOC-Citibank N.A., 1.530%, 7/3/08 (a)(c)	5,440,000
800,000	Village Hesperia Apartment, FNMA, 1.560%, 7/3/08 (a)(c)	800,000
15,800,000	Contra Costa County, CA, MFH Revenue, Park Regency LLC, LIQ-FNMA,
	1.300%, 7/3/08 (a)(c)	15,800,000
6,955,000	Corona, CA, MFH Revenue, Housing Country Hills Project, FHLMC-
	Collateralized, 1.320%, 7/3/08 (a)	6,955,000
13,300,000	Daly City, CA, HFA, Multifamily Revenue, Refunding, Serramonte Del Rey,
	1.320%, 7/3/08 (a)	13,300,000
14,895,000	Fresno, CA, MFH Revenue, Heron Pointe Apartments, FNMA, LIQ-FNMA,
	1.320%, 7/3/08 (a)	14,895,000
3,100,000	Garden Grove, CA, MFH Revenue, Housing California, Malabar Apartments,
	FNMA-Collateralized, 1.800%, 7/3/08 (a)(c)	3,100,000
600,000	Huntington Beach, CA, MFH Revenue, FHLMC, 1.320%, 7/2/08 (a)	600,000
	Livermore, CA, Multi-Family Revenue:
1,200,000	FNMA, LIQ-FNMA, 1.700%, 7/2/08 (a)	1,200,000
3,250,000	Mortgage Portola, LIQ-FNMA, 1.500%, 7/3/08 (a)(c)	3,250,000
14,982,000	Los Angeles County, CA, Housing Authority MFH Revenue, Park Sierra,
	LIQ-FHLMC, 1.550%, 7/1/08 (a)(c)	14,982,000
	Los Angeles, CA, Community RDA, MFH Revenue:
22,700,000	Grand Promenade Project, FHLMC, 1.320%, 7/3/08 (a)	22,700,000
3,410,000	Metropolitan Apartments, FNMA, LIQ-FNMA, 1.250%, 7/2/08 (a)	3,410,000
6,700,000	Second & Central Apartments Project, LOC-HSBC Bank USA N.A.,
	1.700%, 7/2/08 (a)(c)	6,700,000
65,500,000	Wilshire Station Apartments, LOC-Bank of America N.A., 2.450%,
	7/1/08 (a)(c)	65,500,000
2,800,000	Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-
	Citibank N.A., 1.350%, 7/3/08 (a)(c)	2,800,000
	Los Angeles, CA:
7,032,000	Housing Fountain Park Project, 1.350%, 7/3/08 (a)(c)	7,032,000
7,300,000	Multifamily Revenue, Queen Portfolio Apartments, LIQ-Freddie Mac,
	1.470%, 7/3/08 (a)(c)	7,300,000
3,600,000	Modesto, CA, MFH Revenue, Westdale Commons, FNMA, LIQ-FNMA,
	1.700%, 7/2/08 (a)	3,600,000
	Orange County, CA:

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)		June 30, 2008

Face
Amount	Security	Value
Housing: Multi-Family — 14.8% (continued)
$ 13,725,000	Apartment Development Revenue, Wood Canyon Villas, Issue E,
	FNMA-Collateralized, 1.800%, 7/3/08 (a)(c)	$13,725,000
14,340,000	Housing Authority, Apartment Development Revenue, Refunding, Oasis
	Martinique I, LIQ-FNMA, 1.330%, 7/3/08 (a)	14,340,000
22,200,000	Pasadena, CA, CDA, MFH Revenue, Holly Street Apartments, FNMA-
	Collateralized, 1.800%, 7/3/08 (a)(c)	22,200,000
7,300,000	Pleasanton, CA, MFH Revenue, Busch Senior Housing, FNMA, LIQ-FNMA,
	1.530%, 7/3/08 (a)(c)	7,300,000
8,020,000	Redondo Beach, CA, RDA Multi-Family Revenue, Refunding, Heritage
	Pointe Apartments, FNMA, LIQ-FNMA, 1.800%, 7/3/08 (a)(c)	8,020,000
15,550,000	Sacramento County, CA, Development Authority, MFH Revenue, Natomas
	Park Apartments, Issue B, FNMA-Collateralized, 1.530%, 7/3/08 (a)(c)	15,550,000
	Sacramento County, CA, Housing Authority MFH Revenue:
4,100,000	Ashford, FNMA, 1.310%, 7/3/08 (a)	4,100,000
17,800,000	Logan Park Apartments, FHLMC, LIQ-FHLMC, 1.680%, 7/3/08 (a)(c)	17,800,000
14,400,000	Seasons at Winter, LIQ-FHLMC, 1.800%, 7/3/08 (a)(c)	14,400,000
4,595,000	San Diego, CA, Housing Authority MFH Revenue, Hillside Garden
	Apartments, FNMA, LIQ-FNMA, 1.530%, 7/3/08 (a)(c)	4,595,000
5,405,000	San Francisco, CA, City & County MFH Revenue, 8th & Howard Family
	Apartments, LOC-Citibank N.A., 1.530%, 7/3/08 (a)(c)	5,405,000
	San Francisco, CA, City & County RDA, Multi-Family Revenue:
2,550,000	Antonia Manor Apartments, LOC-Citibank N.A., 1.550%, 7/2/08 (a)(c)	2,550,000
1,525,000	Maria Manor Apartments, LOC-Citibank N.A., 1.550%, 7/2/08 (a)(c)	1,525,000
2,700,000	Namiki Apartments, LOC-Citibank N.A., 1.550%, 7/2/08 (a)(c)	2,700,000
5,734,000	Ocean Beach Apartments, LOC-Citibank N.A., 1.540%, 7/2/08 (a)(c)	5,734,000
15,100,000	Third & Mission, FNMA, LIQ-FNMA, 1.380%, 7/2/08 (a)(c)	15,100,000
5,985,000	San Jose, CA, MFH Revenue, Villa Monterey Apartments, FNMA, LIQ-
	FNMA, 1.500%, 7/3/08 (a)(c)	5,985,000
1,045,000	West Covina, CA, RDA Lease Revenue, Lakes Public Parking Project, LOC-
	Allied Irish Bank PLC, 1.350%, 7/2/08 (a)	1,045,000
	Total Housing: Multi-Family	607,842,000
Housing: Single Family — 0.1%
6,065,000	Los Angeles, CA, Single Family Mortgage Revenue, SPA-State Street Bank
	& Trust Co., 1.520%, 7/2/08 (a)(c)	6,065,000
Industrial Development — 0.7%
	Alameda County, CA, IDA Revenue:
2,330,000	JMS Family Partnership, LOC-Wells Fargo Bank N.A., 1.550%, 7/2/08 (a)(c)	2,330,000
4,760,000	Plyproperties Project, LOC-Wells Fargo Bank, N.A., 1.700%, 7/3/08 (a)(c)	4,760,000
	California Infrastructure & Economic Development Bank Revenue:
1,100,000	IDR, RCP Block & Brick, LOC-U.S. Bank NA, 1.550%, 7/3/08 (a)(c)	1,100,000
1,500,000	Jewish Community Center, LOC-Bank of America N.A., 2.300%, 7/1/08 (a)	1,500,000
8,000,000	Los Angeles County Museum, LOC-Bank of New York, 1.450%, 7/1/08 (a)	8,000,000
5,900,000	California MFA, IDR, Edelbrock Permanent Mold, LOC-Bank of America
	N.A., 1.500%, 7/3/08 (a)(c)	5,900,000
	California Statewide CDA:
1,400,000	A&B Die Casting Corp., LOC-Bank of America, 1.720%, 7/3/08 (a)(c)	1,400,000
1,330,000	Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank, 1.500%,
	7/3/08 (a)	1,330,000
1,325,000	Riverside County, CA, IDA, IDR, Spenuzza Inc. Project, LOC-Bank of
	America N.A., 1.500%, 7/3/08 (a)(c)	1,325,000
	Total Industrial Development	27,645,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)		June 30, 2008

Face
Amount	Security	Value
Life Care Systems — 1.1%
	ABAG Finance Authority for Nonprofit Corp., CA:
$ 13,050,000	Casa De Las Campanas, Radian, LOC-JPMorgan Chase, 1.500%, 7/1/08 (a)	$13,050,000
7,330,000	Eskaton Village-Roseville, LOC-KBC Bank NV, 1.500%, 7/3/08 (a)	7,330,000
5,960,000	Revenue, Pathways Home Health Hospice, LOC-U.S. Bank, 1.500%,
	7/3/08 (a)	5,960,000
5,000,000	California Statewide CDA, Revenue, Senior Presbyterian Homes, LOC-Bank
	of America, 1.300%, 7/3/08 (a)	5,000,000
12,050,000	California Statewide Community Development Corp., COP, Covenant
	Retirement Communities, LOC-LaSalle National Bank, 1.300%, 7/3/08 (a)	12,050,000
	Total Life Care Systems	43,390,000
Miscellaneous — 2.0%
17,000,000	California Infrastructure & Economic Development Bank Revenue, TECP, 1.700%
	due 4/1/09	17,000,000
30,300,000	California State Economic Recovery, SPA-Landesbank Hessen-Thuringen,
	2.160%, 7/1/08 (a)	30,300,000
1,674,000	Irvine, CA, Improvement Bond Act of 1915, Assessment District 87-8, LCO-
	KBC Bank NV, 1.600%, 7/1/08 (a)	1,674,000
	Municipal Import Corp. of Los Angeles, TECP:
4,000,000	1.350% due 7/7/08	4,000,000
8,500,000	1.350% due 7/9/08	8,500,000
2,300,000	1.570% due 10/2/08	2,300,000
9,000,000	1.520% due 11/4/08	9,000,000
5,000,000	1.560% due 11/4/08	5,000,000
2,380,000	Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Health
	Project Inc., LOC-Citibank N.A., 1.310%, 7/2/08 (a)	2,380,000
	Total Miscellaneous	80,154,000
Pollution Control — 3.2%
	California PCFA:
19,475,000	Environmental Improvement Revenue, Atlantic Richfield Co., 1.400%,
	7/2/08 (a)(c)	19,475,000
12,895,000	Exempt Facilities Revenue, Refunding, Exxon Mobil Project, 2.590%,
	7/1/08 (a)(c)	12,895,000
	Solid Waste Disposal Revenue:
7,990,000	Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A., 1.680%,
	7/2/08 (a)(c)	7,990,000
9,970,000	Garaventa Enterprises, LOC-Bank of America, 1.700%, 7/2/08 (a)(c)	9,970,000
3,500,000	Garden City Sanitation, LOC-Comerica Bank, 1.750%, 7/2/08 (a)(c)	3,500,000
15,500,000	Waste Connections Inc. Project, LOC-Bank of America N.A,
	1.500%, 7/3/08 (a)(c)	15,500,000
3,600,000	California PCFA Revenue, Refunding, ExxonMobil Project, 2.210%, 7/1/08 (a)	3,600,000
	California PCFA, PCR:
11,910,000	BP West Coast Production LLC, 1.600%, 7/1/08 (a)	11,910,000
7,325,000	Refunding, ExxonMobil Project, 2.210%, 7/1/08 (a)	7,325,000
40,000,000	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc. Project,
	2.050%, 7/1/08 (a)	40,000,000
	Total Pollution Control	132,165,000
Public Facilities — 3.5%
3,365,000	California Infrastructure & Economic Development Bank, India Community
	Center, LOC-Bank of America N.A., 2.300%, 7/1/08 (a)	3,365,000
8,240,000	California Statewide CDA, Revenue, North Peninsula Jewish Community
	Center, LOC-Bank of America, 2.300%, 7/1/08 (a)	8,240,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)		June 30, 2008

Face
Amount	Security	Value
Public Facilities — 3.5% (continued)
$ 8,200,000	Fremont, CA, COP, Capital Improvement Financing Project, LOC-
	Scotiabank, 1.350%, 7/3/08 (a)	$8,200,000
5,800,000	Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust,
	1.280%, 7/3/08 (a)	5,800,000
5,130,000	Hesperia, CA, Public Financing Authority, 1993 Street Improvement Project,
	LOC-Bank of America, 1.550%, 7/2/08 (a)	5,130,000
	Irvine, CA, Improvement Bond Act 1915:
9,565,000	Assessment District 04-20, LOC-KBC Bank NV, 1.600%, 7/1/08 (a)	9,565,000
6,435,000	Assessment District 97-17, LOC-State Street Bank & Trust Co., 1.600%,
	7/1/08 (a)	6,435,000
1,800,000	Assessment District No. 94, LOC-State Street Bank & Trust Co., 1.600%,
	7/1/08 (a)	1,800,000
	Revenue:
2,091,000	Limited Obligation, Assessment District 04-20, LOC-KBC Bank
	NV, 2.300%, 7/1/08 (a)	2,091,000
6,665,000	Limited Obligation, Reassessment District 85-7, FSA, SPA-Dexia
	Credit Local, 2.300%, 7/1/08 (a)	6,665,000
4,100,000	Special Assessment, District Number 97-16, LOC-State Street Bank &
	Trust Co., 1.600%, 7/1/08 (a)	4,100,000
	Los Angeles, CA, Municipal Improvement Corp., TECP, LOC-Bank of
	America:
3,000,000	0.900% due 7/8/08	3,000,000
12,200,000	1.700% due 8/4/08	12,200,000
8,000,000	2.000% due 8/4/08	8,000,000
6,000,000	1.800% due 8/7/08	6,000,000
32,625,000	1.850% due 8/7/08	32,625,000
5,105,000	Sacramento County, CA,, COP, Administration Center and Court House
	Project, LOC-Bayerische Landesbank, 1.320%, 7/3/08 (a)	5,105,000
	Ventura County, CA, PFA, TECP:
4,000,000	1.350% due 7/7/08	4,000,000
9,350,000	1.350% due 7/9/08	9,350,000
500,000	2.030% due 7/9/08	500,000
	Total Public Facilities	142,171,000
Solid Waste — 0.8%
	California PCFA:
2,170,000	Alameda County Industrial Project, LOC-Wells Fargo Bank N.A.,
	1.700%, 7/2/08 (a)(c)	2,170,000
2,535,000	Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A., 1.700%,
	7/2/08 (a)(c)	2,535,000
6,345,000	Athens Services Project, LOC-Wells Fargo Bank N.A., 1.700%, 7/2/08 (a)(c)	6,345,000
1,105,000	BLT Enterprises, LOC-Wells Fargo Bank N.A., 1.700%, 7/2/08 (a)(c)	1,105,000
9,385,000	Blue Line Transfer Inc. Project, LOC-Wells Fargo Bank N.A., 1.700%,
	7/2/08 (a)(c)	9,385,000
6,675,000	Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A., 1.680%,
	7/2/08 (a)(c)	6,675,000
665,000	Garaventa Enterprises Inc., LOC-Bank of America, 1.700%, 7/2/08 (a)(c)	665,000
4,835,000	Solid Waste Disposal Revenue, Greenwaste Recovery Income, LOC-
	Comerica Bank, 1.750%, 7/2/08 (a)(c)	4,835,000
100,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance
	Bank, 1.600%, 7/1/08 (a)	100,000
	Total Solid Waste	33,815,000
Tax Allocation — 6.0%
40,000,000	Los Angeles County, CA, TRAN, 3.000% due 6/30/09	40,557,600
190,000,000	Los Angeles, CA, USD, TRAN, 4.000% due 12/29/08	190,757,513

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)		June 30, 2008

Face
Amount	Security	Value
Tax Allocation — 6.0% (continued)
$ 16,500,000	Morgan Hill, CA, RDA Tax Allocation, Ojo De Agua Redevelopment Project,
	LOC-Scotiabank, 1.360%, 7/3/08 (a)	$16,500,000
	Total Tax Allocation	247,815,113
Transportation — 9.0%
17,500,000	Contra Costa County, CA, Transportation, TECP, 1.980% due 7/9/08	17,500,000
3,000,000	Long Beach, CA, Bond Finance Authority Lease Revenue, Rainbow Harbor
	Refinancing Project, AMBAC, 5.250% due 5/1/09 (d)	3,118,439
	Los Angeles Department of Airports, TECP:
11,700,000	1.450% due 9/9/08	11,700,000
7,000,000	1.480% due 9/9/08	7,000,000
11,000,000	1.500% due 9/9/08	11,000,000
6,000,000	1.500% due 9/10/08	6,000,000
8,100,000	1.530% due 9/10/08	8,100,000
1,100,000	Revenue, International Airport A, LOC-BNP Paribas, 2.870%, 7/1/08 (a)(c)	1,100,000
	Los Angeles, CA:
	Metropolitan Transportation, TECP:
11,099,000	1.560% due 11/4/08	11,099,000
6,100,000	1.520% due 11/6/08	6,100,000
8,100,000	Regional Airports Improvement Corp. Lease Revenue, Sublease Los
	Angeles International LAX 2, LOC-Societe Generale, 2.660%, 7/1/08 (a)	8,100,000
3,825,000	Orange County, CA, TECP, LOC-Dexia Credit Local, LOC-Bank of America,
	LOC-BNP Paribas, LOC-JPMorgan Chase, 1.000% due 8/5/08	3,825,000
	San Diego County, CA, Regional Transportation Commission, Sales Tax
	Revenue:
19,000,000	SPA-Dexia Credit Local, 1.500%, 7/3/08 (a)	19,000,000
	SPA-JPMorgan Chase:
17,750,000	1.200%, 7/3/08 (a)	17,750,000
18,750,000	1.250%, 7/3/08 (a)	18,750,000
	San Francisco County, CA, Transportation Authority, TECP:
18,750,000	1.480% due 8/4/08	18,750,000
7,300,000	1.530% due 11/6/08	7,300,000
	TECP, LIQ-Landesbank, Baden-Wurttemberg:
7,150,000	1.250% due 7/7/08	7,150,000
34,100,000	0.800% due 8/6/08	34,100,000
	San Francisco, CA, City & County Airports Commission, International Airport
	Revenue:
18,000,000	CP Notes, LOC-State Street Bank & Trust Co., 1.570% due 10/8/08	18,000,000
	FSA, SPA-Dexia Credit Local:
14,000,000	1.300%, 7/2/08 (a)	14,000,000
7,920,000	1.470%, 7/2/08 (a)(c)	7,920,000
16,750,000	1.590%, 7/2/08 (a)(c)	16,750,000
27,500,000	LOC-Landesbank Baden-Wurttemberg, 1.600%, 7/2/08 (a)(c)	27,500,000
23,100,000	SPA-Landesbank Baden-Wurttemberg, 1.480%, 7/2/08 (a)(c)	23,100,000
	San Jose, CA, International Airport State University, TECP:
21,789,000	1.300% due 7/8/08	21,789,000
21,597,000	1.350% due 7/10/08	21,597,000
	Total Transportation	368,098,439
Utilities — 10.9%
3,300,000	California Alternative Energy Source Financing Authority Cogeneration
	Revenue, Refunding, GE Capital Corp., Arroyo, 1.650%, 7/2/08 (a)(c)	3,300,000
	California PCFA, PCR, Pacific Gas & Electric:
	LOC-Bank One:
6,500,000	1.500%, 7/1/08 (a)	6,500,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)		June 30, 2008

Face
Amount	Security	Value
Utilities — 10.9% (continued)
$ 49,285,000	1.700%, 7/1/08 (a)	$49,285,000
	LOC-JPMorgan Chase:
25,100,000	1.500%, 7/1/08 (a)	25,100,000
23,900,000	2.000%, 7/1/08 (a)(c)	23,900,000
	California State Department of Water Resources:
	Power Supply Revenue:
805,000	FSA, LIQ-Fortis Bank S.A., 1.320%, 7/3/08 (a)	805,000
900,000	LIQ-Calyon & Societe Generale, 1.230%, 7/3/08 (a)	900,000
6,100,000	LOC-Allied Irish Bank PLC, 1.450%, 7/1/08 (a)	6,100,000
	LOC-Bank of New York:
40,000,000	1.450%, 7/1/08 (a)	40,000,000
22,400,000	1.450%, 7/3/08 (a)	22,400,000
9,290,000	LOC-Bank of Nova Scotia, 1.200%, 7/3/08 (a)	9,290,000
19,950,000	LOC-Bayerische Landesbank, 1.200%, 7/3/08 (a)	19,950,000
	LOC-Landesbank Hessen-Thuringen:
2,500,000	1.450%, 7/1/08 (a)	2,500,000
10,780,000	1.300%, 7/3/08 (a)	10,780,000
4,900,000	LOC-State Street Bank & Trust Co., 1.600%, 7/1/08 (a)	4,900,000
4,000,000	Refunding, Subordinated, LOC-JPMorgan Chase & Societe
	Generale, 1.750%, 7/1/08 (a)	4,000,000
8,200,000	Refunding, LOC-Lloyds TSB Bank PLC, 1.600%, 7/1/08 (a)	8,200,000
	East Bay, CA, MUD, TECP, SPA-JPMorgan Chase:
4,000,000	1.750% due 7/2/08	4,000,000
21,000,000	1.950% due 7/7/08	21,000,000
1,250,000	Hillsborough, CA, COP, Water & Sewer Systems Projects, SPA-JPMorgan
	Chase, 1.280%, 7/3/08 (a)	1,250,000
	Long Beach, CA, TECP, LOC-JPMorgan Chase:
7,255,000	1.950% due 7/7/08	7,255,000
2,004,000	1.500% due 8/4/08	2,004,000
	Los Angeles, CA, Department of Water & Power, TECP:
12,500,000	1.950% due 7/2/08	12,500,000
60,600,000	1.720% due 2/5/09	60,600,000
2,300,000	SPA-Bank of America, Bayerische Landesbank, Dexia Credit Local,
	JPMorgan Chase, Landesbank Baden Wurttemberg, State Street Bank,
	and Westdeutsche Landesbank, 1.230%, 7/3/08 (a)	2,300,000
4,880,000	Revenue, TECP, LOC-Banco Bilbao Vizcaya, 1.500%, 7/3/08 (a)	4,880,000
21,275,000	Waterworks Revenue, TECP, LOC-Banco Bilbao Vizcaya, SPA-Wells
	Fargo Bank N.A., 1.230%, 7/3/08 (a)	21,275,000
13,550,000	Metropolitan Water District of Southern California, 1.500%, 7/3/08 (a)	13,550,000
	Roseville, CA, Electric Systems Revenue, COP:
13,840,000	FSA, SPA-Dexia Credit Local, 1.400%, 7/3/08 (a)	13,840,000
13,500,000	LOC-Dexia Credit Local, 1.250%, 7/3/08 (a)	13,500,000
	San Francisco, CA, Public Utilities, TECP:
4,500,000	1.300% due 8/14/08	4,500,000
3,500,000	1.550% due 9/8/08	3,500,000
25,650,000	Walnut Energy Center Authority, TECP, 1.480% due 8/4/08	25,650,000
	Total Utilities	449,514,000
Water & Sewer — 12.7%
10,600,000	Bakersfield, CA, Wastewater Revenue, FSA, SPA-Dexia Credit Local,
	1.530%, 7/3/08 (a)	10,600,000
	California State Department of Water Resources:
2,600,000	LOC-Dexia Credit Local, 1.350%, 7/3/08 (a)	2,600,000
	TECP, LIQ-Landesbank Hessen-Thuringen, Power Supply Revenue:
22,230,000	FSA, LOC-JPMorgan Chase, 1.300%, 7/3/08 (a)	22,230,000
2,505,000	FSA, SPA-Morgan Stanley, 1.570%, 7/3/08 (a)	2,505,000
6,710,000	LOC-Citibank N.A., 1.260%, 7/3/08 (a)	6,710,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)		June 30, 2008

Face
Amount	Security	Value
Water & Sewer — 12.7% (continued)
	California State Department of Water Resources Power Supply Revenue:
$ 3,700,000	LOC-Lloyds Bank PLC, 1.400%, 7/3/08 (a)	$3,700,000
2,300,000	Refunding, Subordinated, LOC-Bank of America, 1.450%, 7/1/08 (a)	2,300,000
41,380,000	City of Santa Rosa, CA, Wastewater Revenue, Refunding, LOC-Landesbank
	Baden-Wurttemberg, 1.360%, 7/3/08 (a)	41,380,000
11,170,000	East Bay, CA, MUD Water Systems Revenue, FSA, SPA-Dexia Credit Local,
	1.230%, 7/2/08 (a)	11,170,000
	Eastern Municipal Water District, CA, Water & Sewer Revenue, COP:
17,620,000	LIQ-JPMorgan Chase, 1.300%, 7/3/08 (a)	17,620,000
6,000,000	SPA-Wells Fargo Bank N.A., 1.500%, 7/3/08 (a)	6,000,000
10,600,000	Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells
	Fargo Bank N.A., 1.500%, 7/3/08 (a)	10,600,000
6,700,000	Hillsborough, CA, COP, Water & Sewer Systems Project, SPA-JPMorgan
	Chase, 1.280%, 7/3/08 (a)	6,700,000
	Los Angeles, CA, Waste Water Systems Revenue, LOC-Bank of Nova Scotia:
8,600,000	1.270%, 7/3/08 (a)	8,600,000
12,200,000	1.450%, 7/3/08 (a)	12,200,000
	Los Angeles, CA:
	Department of Water & Power, Waterworks Revenue:
1,900,000	1.600%, 7/1/08 (a)	1,900,000
2,600,000	SPA-Banco Bilboa Vizcaya, 1.230%, 7/3/08 (a)	2,600,000
	Water & Power Revenue:
17,000,000	Power System, 1.300%, 7/3/08 (a)	17,000,000
11,785,000	Power Systems, SPA-National Australia Bank, Lloyds TSB Bank,
	Fortis Bank, 1.230%, 7/3/08 (a)	11,785,000
	Metropolitan Water District of Southern California:
56,160,000	SPA-Dexia Credit Local, 1.230%, 7/3/08 (a)	56,160,000
2,915,000	SPA-JPMorgan Chase, 1.230%, 7/3/08 (a)	2,915,000
14,445,000	SPA-Landesbank Baden-Wurttemberg, 1.280%, 7/3/08 (a)	14,445,000
1,200,000	SPA-Westdeutsche Landesbank, 1.600%, 7/2/08 (a)	1,200,000
	Waterworks Revenue:
11,000,000	2.850%, 7/1/08 (a)	11,000,000
2,900,000	Authorization, SPA-Landesbank Hessen, 1.300%, 7/3/08 (a)	2,900,000
7,100,000	Refunding, SPA-JPMorgan Chase, 1.230%, 7/3/08 (a)	7,100,000
5,000,000	SPA-Bank of America N.A., 1.200%, 7/3/08 (a)	5,000,000
20,300,000	SPA-BNP Paribas, 2.160%, 7/1/08 (a)	20,300,000
1,100,000	SPA-Citibank N.A., 1.300%, 7/3/08 (a)	1,100,000
19,600,000	SPA-Lloyds TSB Bank PLC, 1.900%, 7/1/08 (a)	19,600,000
6,800,000	SPA-Westdeutsche Landesbank Gironzentrale, 1.600%, 7/1/08 (a)	6,800,000
30,000,000	New York City, NY, MFA Water & Sewer System Revenue, Second General
	Resolution, Fiscal 2008, SPA-Fortis Bank SA, 1.700%, 7/1/08 (a)	30,000,000
	Orange County, CA, Sanitation Districts, COP:
52,225,000	SPA-Depfa Bank PLC, 1.500%, 7/1/08 (a)	52,225,000
8,445,000	SPA-Dexia Public Finance, 1.600%, 7/1/08 (a)	8,445,000
2,000,000	Otay, CA, COP, Capital Projects, LOC-Landesbank Hessen, 1.330%, 7/2/08 (a)	2,000,000
4,925,000	Pittsburg, CA, Public Financing Authority Water Revenue, LOC-Allied Irish
	Bank PLC, 1.350%, 7/3/08 (a)	4,925,000
3,500,000	Rancho, CA, Water District Financing Authority Revenue, LOC-UBS AG,
	1.500%, 7/2/08 (a)	3,500,000
5,000,000	Sacramento County, CA, Sanitation District Financing Authority Revenue,
	Sanitation District, LOC-U.S. Bank N.A., 1.250%, 7/2/08 (a)	5,000,000
	San Diego County, CA, Water Authority, TECP:
24,000,000	1.560% due 11/4/08	24,000,000
18,500,000	LOC-BNP Paribas, 1.850% due 8/7/08	18,500,000
9,500,000	LOC-Dexia Credit Local, 0.700% due 7/8/08	9,500,000

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)		June 30, 2008

Face
Amount	Security	Value
Water & Sewer — 12.7% (continued)
	Turlock, CA, TECP, LOC-Citibank:
$ 7,500,000	0.700% due 8/7/08	$7,500,000
1,000,000	0.700% due 8/14/08	1,000,000
8,800,000	West Basin, CA, Municipal Water District Revenue COP, SPA-Dexia Credit
	Local, 1.290%, 7/2/08 (a)	8,800,000
	Total Water & Sewer	522,115,000
	TOTAL INVESTMENTS — 104.1% (Cost — $4,277,090,272#)	4,277,090,272
	Liabilities in Excess of Other Assets — (4.1)%	(166,554,625)
	TOTAL NET ASSETS — 100.0%	$4,110,535,647

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG - Association of Bay Area Governments
AMBAC - Ambac Assurance Corporation - Insured Bonds
CDA - Community Development Authority
COP - Certificate of Participation
CP - Commercial Paper
EFA - Educational Facilities Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
MFA - Municipal Finance Authority
MFH - Multi-Family Housing
MUD - Municipal Utilities District
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
PFA - Public Facilities Authority
RDA - Redevelopment Agency
Radian - Radian Asset Assurance
SPA - Standby Bond Purchase Agreement - Insured Bonds
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
USD - Unified School District

See Notes to Schedule of Investments.

Western Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Ratings Table* (June 30, 2008) (unaudited)
S&P/Moody's/Fitch**
A-1	74.6%
SP-1	10.9
VMIG1	8.5
F-1	2.5
P-1	1.4%
AAA	0.8
AA	0.7
NR	0.6
100.0%

*As a percentage of total investments.
** S&P primary rating; Moody's secondary, then Fitch
See pages 14 and 15 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset California Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(b) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Fund. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	June 30, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$ 4,277,090,272	-	$4,277,090,272	-

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2008

By:  /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: August 26, 2008